CONDENSED PARENT COMPANY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Cash Provided by Operating Activities	$ 15,839	$ 13,858	$ 4,583	$ 13,764	$ 374	$ 63,272
Cash Flows from Investing Activities:
Net Cash Used in Investing Activities	(54,552)	(75,048)	(2,594)	(80,823)	(96,028)	(69,564)
Cash Flows from Financing Activities:
Cash Contributions from Stockholders				47,866
Proceeds Received from Exercise of Apollo Warrants		21			21
Net Cash Provided by Financing Activities	243,968	54,855	(10,680)	102,193	101,539	27,329
Net Increase / (Decrease) in Cash, Cash Equivalents and Restricted Cash	205,255	(6,335)	(8,691)	35,133	5,885	21,037
Cash, Cash Equivalents and Restricted Cash--Beginning of the Period	70,363	64,478	16,999	8,308	64,478	43,441
Cash, Cash Equivalents and Restricted Cash--End of the Period	$ 275,618	58,143	$ 8,308	43,441	70,363	64,478
Parent Company
Cash Flows from Investing Activities:
Net Payments to Subsidiary				(47,866)	(28)
Net Cash Used in Investing Activities				(47,866)	(28)
Cash Flows from Financing Activities:
Cash Contributions from Stockholders				47,866
Net Payments from Subsidiary						7
Proceeds Received from Exercise of Apollo Warrants					21
Net Cash Provided by Financing Activities				$ 47,866	21	7
Net Increase / (Decrease) in Cash, Cash Equivalents and Restricted Cash					(7)	7
Cash, Cash Equivalents and Restricted Cash--Beginning of the Period		$ 7			$ 7
Cash, Cash Equivalents and Restricted Cash--End of the Period						$ 7